Cover	Sep. 07, 2022
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Sep. 07, 2022
Entity Registrant Name	EMBARK TECHNOLOGY, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39881
Entity Tax Identification Number	86-3343695
Entity Address, Address Line One	321 Alabama Street
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94110
City Area Code	415
Local Phone Number	671-9628
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001827980
Amendment Flag	false
Class A common stock, par value $0.0001 per share
Entity Information [Line Items]
Title of 12(b) Security	Class A common stock, par value $0.0001 per share
Trading Symbol	EMBK
Warrants to purchase one share of Class A common stock, each at an exercise price of $11.50 per share
Entity Information [Line Items]
Title of 12(b) Security	Warrants to purchase one share of Class A common stock, each at an exercise price of $11.50 per share
Trading Symbol	EMBKW